FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Financial Instruments	Financial Instruments
(a)Risks
The Company is subject to various financial risks that could have a significant impact on profitability, levels of operating cash flow and financial conditions. Ongoing financial market conditions may have an impact on interest rates, gold prices and currency rates.
The Company is exposed to various liquidity, credit and market risks associated with its financial instruments, and manages those risks as follows:
(i)Liquidity risk
Liquidity risk is the risk that an entity will encounter difficulty in meeting obligations associated with financial and other liabilities that are settled by delivering cash, another financial asset or physical production. The Company manages this risk through regular monitoring of its cash flow requirements to support ongoing operations and expansionary plans. The Company ensures that there are sufficient committed loan facilities to meet its anticipated business requirements, taking into account anticipated cash flows from operations and holdings of cash and cash equivalents. The Company ensures that it has sufficient cash and cash equivalents and loan facilities available to meet its anticipated short-term obligations.
The following table summarizes the maturity date and principal amount of the Company's obligations as at December 31, 2024:

	Notes	2025	2026	2027	2028 onwards	Total
Accounts payable and accrued liabilities		$264.8	$—	$—	$—	$264.8
Lease liabilities	15	38.1	33.0	29.4	23.7	124.2
Equipment loans	18(d)	1.0	1.1	—	—	2.1
Credit Facility	18(a)	—	—	—	220.0	220.0
Notes	18(b)	—	—	—	450.0	450.0
Term Loan	18(c)	—	—	—	400.0	400.0
Gold sale prepayment arrangements[1]	19	151.1	—	—	—	151.1
		$455.0	$34.1	$29.4	$1,093.7	$1,612.2
1.The gold sale prepay arrangements are an obligation of the Company to deliver ounces from its production and reduces future cash flows of the Company as the arrangements have already been funded. The value in the table represents the carrying value of the deferred revenue (note 19).
Included in the cash and cash equivalents balance of $347.5 million as at December 31, 2024 is $46.0 million held by the Côté UJV and $130.2 million held by Essakane. The Côté UJV requires its joint venture partners to fund, in advance, two months of future expenditures. The Company uses dividends and intercompany loans to repatriate funds from its operations and the timing of dividends may impact the liquidity position of the Company.
The Company has a treasury policy designed to support management of liquidity risk as follows:
•Evaluate, review and monitor on a periodic basis, credit ratings and limits for counterparties with whom funds are invested;
•Monitor cash balances within each operating entity;
•Perform short to medium-term cash flow forecasting, as well as medium and long-term forecasting incorporating relevant budget information; and
•Determine market risks inherent in the business, including currency, fuel and gold commodities and evaluate, implement and monitor hedging strategies through the use of derivative instruments.
Under the terms of the Company’s derivative agreements, counterparties cannot require the immediate settlement of outstanding derivatives, except upon the occurrence of customary events of default such as covenant breaches, including financial covenants, insolvency or bankruptcy. The Company generally mitigates liquidity risk associated with these instruments by spreading out the maturity of its derivatives over time.
(ii)Credit risk
Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation. The maximum amount of credit risk is equal to the balance of cash and cash equivalents, receivables, short-term investments, derivative assets and restricted cash. Where applicable, the measurement of the fair value of derivatives accounts for counterparty credit risk.
The Company holds cash and cash equivalents, short-term investments and restricted cash in creditworthy financial institutions that comply with the Company’s investment policy and its credit risk parameters.
For derivatives, the Company mitigates credit risk by entering into derivatives with high quality counterparties, limiting the exposure per counterparty, and monitoring the financial condition of the counterparties.
Credit risk related to gold receivables is considered minimal as gold is sold to creditworthy counterparties and settled promptly, usually within two days of completing the sale.
Credit risk is also related to receivables from governments. The receivables from governments primarily relate to value added and sales taxes. The Company has rights to these receivables based on application of tax laws and regularly monitors collection of the amounts, however the timing of receiving the amounts could be prolonged.
(iii)Market risk
Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. For hedging activities, it is the risk that the fair value of a derivative might be adversely affected by a change in underlying commodity prices or currency exchange rates, and that this in turn affects the Company’s financial condition.
The Company mitigates market risk by establishing and monitoring parameters that limit the types and degree of market risk that may be undertaken, establishing trading agreements with counterparties under which there are no requirements to post any collateral or make any margin calls on derivatives. Counterparties cannot require settlement solely because of an adverse change in the fair value of a derivative. Market risk comprises the following types of risks: share and commodity market price risk, currency risk, and interest rate risk.
Currency exchange rate risk
Movements in the Canadian dollar (CAD) and Euro (EUR) against the U.S. dollar (USD) have a direct impact on the Company’s consolidated financial statements.
The Company manages its exposure to the Canadian dollar and Euro by executing option and forward contracts. The Company’s objective is to hedge its exposure to the Canadian dollar and Euro resulting from operating and capital expenditure requirements at some of its mine sites, corporate offices and development projects.
The Company has designated option and forward contracts as cash flow hedges for its highly probable forecasted Canadian dollar and Euro expenditure requirements. The Company has elected to only designate the change in the intrinsic value of options in the hedging relationships. The change in fair value of the time value component of options is recorded in OCI as a cost of hedging (note 20(b)).
As at December 31, 2024, the Company's outstanding derivative contracts which qualified for hedge accounting and the periods in which the cash flows are expected to occur and impact the consolidated statements of earnings (loss) and property, plant and equipment balance on the consolidated balance sheets are as follows:

	2025	2026	Total
Cash flow hedges
Exchange rate risk
Canadian dollar forward and option contracts (CADM)	406	72	478
Rate range (USDCAD)[1]	1.35 - 1.44	1.36 - 1.44
1.The Company executed Canadian dollar collar options, which consist of Canadian dollar call and put options within the given range in 2024. The Company will recognize a gain from the difference between a lower market price and the Canadian dollar call strike price. The Company will incur a loss from the difference between a higher market price and the Canadian dollar put strike price.
The table below sets out the fair value of the Company's outstanding derivative contracts which qualified for hedge accounting as at December 31, 2024, and what the fair value would have been based on an increase or decrease of 10% in the U.S. dollar exchange rate. The entire change in fair value would be recorded in the consolidated statements of comprehensive income (loss) as OCI.

	December 31, 2024	Increase of 10%	Decrease of 10%
Canadian dollar (CAD$)	$(9.8)	$(37.8)	$20.5
Oil and fuel market price risk
Low sulfur diesel and fuel oil are key inputs to extract tonnage and, in some cases, to wholly or partially power operations, construction and development activities. Brent crude oil and West Texas Intermediate ("WTI") crude oil prices are components of diesel and fuel oil costs, respectively, such that changes in the price of crude oil directly impact diesel and fuel oil costs. The Company established a hedging strategy that allows it to hedge future consumption of diesel and fuel oil at its operations. The Company designates option contracts as cash flow hedges for the crude oil component of its highly probable forecasted low sulfur diesel and fuel oil purchases.
As at December 31, 2024, the Company has no outstanding crude oil derivative contracts.
Gold bullion market price risk
Movements in the spot price of gold have a direct impact on the Company’s consolidated financial statements as gold bullion is sold at prevailing market prices which fluctuate in line with market forces. The Company’s hedging strategy is designed to mitigate gold price risk should a decline in the gold price impact a contemplated transaction or scheduled debt payment.
The Company has designated option contracts as cash flow hedges for its highly probable forecasted gold bullion sales. The Company has elected to only designate the change in the intrinsic value of options in the hedging relationships. The changes in fair value of the time value component of options is recorded in OCI as a cost of hedging and reclassified to earnings (loss) when revenue for the underlying gold sale is recognized.
The 2022 Prepay Arrangement (note 19) includes a collar instrument as part of the broader arrangement. The collar introduced a gold floor price of $1,700 per ounce and a cap price of $2,100 per ounce allowing the Company to participate in price increases to $2,100 per ounce. The Company has designated this collar as a cash flow hedge in relation to the highly probable gold sale commitments during 2024.
The 2024 Q2 Prepay Arrangement (note 19) includes a collar instrument as part of the broader arrangement. The collar introduced a gold floor price of $2,100 per ounce and a cap price of $2,925 per ounce allowing the Company to participate in price increases to $2,925 per ounce. The Company has designated this collar as a cash flow hedge in relation to the highly probable gold sale commitments during 2024.
As at December 31, 2024, the Company has no outstanding gold bullion derivative contracts which qualify for hedge accounting.
(b)Cash flow hedge fair value reserve
(i)Reconciliation of cash flow hedge assets (liabilities)

	Canadian dollar contracts	Oil contracts	Gold price contracts	Total
Balance, January 1, 2023	$3.2	$20.4	$(0.1)	$23.5
Unrealized gain (loss) recognized in cash flow hedge reserve	2.9	(1.4)	(2.9)	(1.4)
Realized (gain) loss reclassified or adjusted from cash flow hedge reserve	(4.4)	(12.2)	0.2	(16.4)
Unrealized (gain) loss reclassified or adjusted from cash flow hedge reserve due to hedge de-designation	—	(0.2)	—	(0.2)
Time value excluded from hedge relationship	(0.1)	(0.9)	(6.4)	(7.4)
Balance, December 31, 2023	$1.6	$5.7	$(9.2)	$(1.9)
Unrealized gain (loss) recognized in cash flow hedge reserve	(13.1)	1.6	(28.2)	(39.7)
Realized (gain) loss reclassified or adjusted from cash flow hedge reserve	1.7	(7.2)	30.3	24.8
Realized time value related to premiums paid	—	—	2.2	2.2
Time value excluded from hedge relationship	—	(0.1)	4.9	4.8
Balance, December 31, 2024	$(9.8)	$—	$—	$(9.8)

Consisting of:
Current portion of hedge asset	$—	$—	$—	$—
Non-current portion of hedge asset	—	—	—	—
Current portion of hedge liability	$(9.1)	$—	$—	$(9.1)
Non-current portion of hedge liability	(0.7)	—	—	(0.7)
	$(9.8)	$—	$—	$(9.8)
(ii)Allocation of realized hedge (gain) loss reclassified from cash flow hedge reserve

	Years ended December 31,
	2024	2023
Consolidated balance sheets
Property, plant and equipment	$1.0	$(4.3)
Consolidated statements of earnings (loss)
Revenues	32.5	1.1
Cost of sales	(6.5)	(11.4)
General and administrative expenses	—	(0.2)
	26.0	(10.5)
Discontinued operations	—	(0.6)
	$27.0	$(15.4)
Revenues for the year ended December 31, 2024 include $2.2 million (December 31, 2023 - $1.1 million) of losses related to premiums previously paid and realized during the year.